Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q3PH

Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 14

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), November 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 4,900,000 $ 4,900,000
Total Corporate Bonds (Cost $4,900,000) .......................................
4,900,000
Municipal Bonds 98.9%
California 0.1%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
5,800,000 4,800,345
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 18,760,000 16,061,937
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-2, 5.5%, 12/01/30 .............................................. 3,020,000 2,615,501
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 3,990,000 2,627,682
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 15,500,000 12,632,500
33,937,620
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 8,933,644
Illinois 1.1%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 5,170,248
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 6,276,467
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 8,754,439
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 4,825,287
GO, 2016, 5%, 11/01/34 ............................................. 1,660,000 1,697,057
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,197,881
GO, 2021 A, 5%, 3/01/33 ............................................ 2,500,000 2,643,624
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 2,456,578
33,021,581
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 7,600,000 4,857,808
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,353,124
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,000,000 4,574,031
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 4,750,000 4,842,870
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,500,000 1,471,422
12,241,447
New York 91.3%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences, Revenue, 2022 A, Refunding,
5.25%, 12/01/38 ................................................. 6,505,000 6,766,555
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 D, 4%,
11/01/51 ....................................................... 2,000,000 1,791,590
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 17,479,879
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,262,327
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 6,398,702

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ $ 1,600,000 $ 1,349,229
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,210,356
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 861,301
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 7,045,000 5,227,123
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 844,817
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 779,243
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,234,844
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/36 ............ 400,000 369,323
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/42 ...... 600,000 607,936
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/52 ...... 725,000 724,358
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/56 ...... 570,000 556,785
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,069,762
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,707,170
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,415
GO, 2014 J, Refunding, 5%, 8/01/32 ................................... 10,000,000 10,332,602
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 20,640,000 21,496,655
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 10,400,111
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,156,636
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,113,009
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,553,957
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 7,334,201
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 6,657,224
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 7,923,989
GO, 2018 E-1, 5%, 3/01/44 .......................................... 22,500,000 23,597,633
GO, 2018 F-1, 5%, 4/01/40 .......................................... 23,040,000 24,361,335
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 9,744,130
GO, 2019 D-1, 5%, 12/01/44 ......................................... 10,000,000 10,544,941
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 2,954,073
GO, 2022 D-1, 5.25%, 5/01/41 ........................................ 1,500,000 1,676,703
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,790,788
County of Nassau , GO , 2013 C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 26,856,767
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 186,309
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 195,760
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 250,000 263,744
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 189,791
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 188,014
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 232,606
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 230,544
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... 100,000 91,538
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 90,678
Nuvance Health Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ............. 10,550,000 10,913,534
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 1,683,721
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 4,425,000 3,824,860
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,228,682
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 5,319,969

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ $ 4,250,000 $ 4,324,259
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,291,274
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 5,381,770
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 561,854
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 692,120
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 599,410
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 2,168,083
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 20,907,828
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 15,621,481
Revenue, 2017 A, Refunding, AGMC Insured, 4%, 2/15/47 ................... 13,680,000 13,188,925
Long Island Power Authority ,
Revenue, 2014 A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,119,100
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 15,250,000 15,949,749
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 18,666,259
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 5,319,500
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 19,632,593
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,628,085
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 1,976,866
Revenue, 2022 A, Refunding, 5%, 9/01/44 ............................... 3,000,000 3,207,522
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 7,652,795
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,288,811
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 9,876,857
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,036,881
Revenue, 2015 A-1, 5%, 11/15/45 ..................................... 10,000,000 9,833,312
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,056,592
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 6,120,868
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,067,526
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 18,745,504
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 10,550,102
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,456,232
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 6,431,285
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 17,412,838
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 4,236,217
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 7,352,618
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 9,811,090
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 2,943,649
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 5,000,000 4,356,018
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 4,982,561
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 31,439,200
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 6,394,510
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 5,207,561
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 14,026,132
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 17,000,000 17,185,142
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/31 ....................................................... 1,500,000 1,611,797
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 4,200,000 4,486,560
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/33 ....................................................... 1,000,000 1,063,998
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/34 ....................................................... 2,510,000 2,649,673

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... $ 1,100,000 $ 1,033,612
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 7,373,330
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 2,345,000 2,285,304
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,442,164
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,072,570
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,443,652
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,095,877
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 1,853,190
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 22,187,320
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 20,883,894
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 699,976
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 710,828
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 752,239
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 510,952
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 545,306
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 569,427
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 353,377
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 373,409
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 970,683
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 848,151
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 962,766
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 1,753,432
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 846,654
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 46,525,000 41,570,590
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,890,000 7,605,084
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 3,844,835
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 6,541,300
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 3,733,208
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 7,413,485
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 23,434,152
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 35,080,584
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 22,009,149
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 40,404,502
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 15,967,701
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 19,000,000 19,973,055
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 10,805,003
Water & Sewer System, Revenue, 2022 AA-1, 5%, 6/15/48 .................. 8,825,000 9,460,370
Water & Sewer System, Revenue, 2023 AA-1, 5.25%, 6/15/52 ................ 5,000,000 5,510,009
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-3, 5%, 7/15/43 ............................ 10,000,000 10,548,382
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 5,516,804
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 17,891,286
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 4,596,109
Building Aid, Revenue, 2020 S-1, 4%, 7/15/41 ............................ 8,465,000 8,287,578
Building Aid, Revenue, 2020 S-1B, 4%, 7/15/41 ........................... 2,465,000 2,413,335
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 5,115,000 5,276,700
Future Tax Secured, Revenue, 2015 B, 5%, 8/01/34 ........................ 5,000,000 5,158,065
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 10,406,508
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 10,346,994
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 13,975,115

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. $ 6,500,000 $ 7,005,915
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 3,466,192
Future Tax Secured, Revenue, 2018 A-3, 4%, 8/01/43 ...................... 5,645,000 5,464,863
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 18,389,217
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 7,215,118
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/40 ...................... 4,340,000 4,637,087
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 5,318,843
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,205,000 7,043,235
Future Tax Secured, Revenue, 2023 D-1, 5%, 11/01/46 ..................... 10,000,000 10,804,721
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,016,040
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,106,203
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 12,636,954
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 91,360,000 100,368,224
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 30,231,382
Port Authority of New York & New Jersey, Revenue, 2021, Refunding, 3%, 2/15/42 . 5,000,000 3,899,489
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 3,970,000 3,978,621
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 300,788
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,094
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,136
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 711,373
Revenue, 2017 A, 5%, 2/15/39 ........................................ 8,930,000 9,380,218
Revenue, 2017 A, Pre-Refunded, 5%, 2/15/39 ............................ 10,000 10,910
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,194,401
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 1,530,962
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 894,785
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 878,973
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 1,623,639
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 3,715,316
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 5,396,491
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,307,367
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 13,688,623
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 4,210,730
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 966,890
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 505,313
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/33 ................................................... 4,000,000 4,037,652
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/35 ................................................... 1,100,000 1,102,332
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/36 ................................................... 2,100,000 2,110,058
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/37 ................................................... 2,000,000 2,005,369
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 375,000 386,113
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,126,200
Iona College, Revenue, 2022, Refunding, 5%, 7/01/31 ...................... 325,000 354,628
Iona College, Revenue, 2022, Refunding, 5%, 7/01/32 ...................... 300,000 328,206
Iona College, Revenue, 2022, Refunding, 5%, 7/01/37 ...................... 225,000 239,204
Iona College, Revenue, 2022, Refunding, 5%, 7/01/42 ...................... 275,000 286,700
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 4,841,305
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,070,000 1,092,770
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 525,000 534,782

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 5%, 9/01/30 ......... $ 1,800,000 $ 1,831,731
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 10,900,000 8,885,950
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 1,370,000 1,076,342
New School (The), Revenue, 2015 A, 5%, 7/01/40 ......................... 5,120,000 5,196,450
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 401,608
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 8,725,000 8,819,336
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 697,529
New School (The), Revenue, 2022 A, Refunding, 4%, 7/01/47 ................ 4,000,000 3,479,984
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 5,369,407
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 7,195,995
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,184,553
New York University, Revenue, 2018 A, 5%, 7/01/48 ........................ 5,000,000 5,287,157
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,340,483
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 53,582,050
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 11,248,053
Northwell Health Obligated Group, Revenue, 2022 A, Refunding, 5%, 5/01/52 .... 8,490,000 8,855,243
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,076,325
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,024,434
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,023,328
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 7,397,790
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 2,841,691
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 20,420,000 18,817,179
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 25,280,000 22,961,308
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 3,708,865
c
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/41 .............. 1,000,000 1,098,483
c
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/42 .............. 1,000,000 1,096,243
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 16,500,000 17,563,174
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,428,667
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,739,906
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 3,840,581
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,066,417
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 5,722,165
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 206,790
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 742,447
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,185,932
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,037,203
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 8,813,011
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 5,291,976
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,272,432
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 5,000 5,455
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 9,900,891
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 11,010
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 16,514
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 17,075,000 17,834,484
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 5,505
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 19,153,006
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,281
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 10,543,294
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/40 ................. 12,640,000 13,149,340
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/41 ................. 10,520,000 10,929,722
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 10,722,315

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. $ 14,745,000 $ 15,782,746
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 41,350,000 44,183,765
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 10,517,402
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 10,506,615
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 23,662,725
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/48 ................. 10,000,000 9,384,106
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,067,689
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 16,566,146
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/45 ........ 6,235,000 6,593,578
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/35 ........................................................ 2,000,000 2,154,265
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,500,000 1,608,342
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 2,000,000 2,133,514
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,064,676
State University of New York Dormitory Facilities, Revenue, 2017 A, 5%, 7/01/42 .. 2,970,000 3,137,732
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/42 .................................................... 780,000 855,081
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/46 .................................................... 4,000,000 4,385,032
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/43 .. 4,300,000 4,558,728
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/48 .. 7,950,000 8,386,153
State University of New York Dormitory Facilities, Revenue, 2018 A, Pre-Refunded,
5%, 7/01/48 .................................................... 5,975,000 6,678,614
State University of New York Dormitory Facilities, Revenue, 2019 A, 3%, 7/01/42 .. 4,165,000 3,306,851
State University of New York Dormitory Facilities, Revenue, 2019 A, 4%, 7/01/43 .. 1,200,000 1,152,253
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 6,175,000 5,767,688
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,065,742
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 29,937,196
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 8,865,814
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 13,020,809
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 7,989,349
d
State of New York State Revolving Fund, Revenue, 2022 B, 5.25%, 9/15/52 ...... 5,000,000 5,589,008
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,793,581
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/41 ........................................ 12,000,000 11,572,133
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 3,185,010
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 18,471,482
Revenue, 2019 B, 4%, 1/01/53 ........................................ 15,000,000 13,668,732
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 2,821,069
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,233,706
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 9,422,100
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 25,617,945
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 5%, 3/15/48 25,000,000 26,847,320
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 8,840,899
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 10,628,583
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 5,392,946
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,500,000 5,583,096
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 12,400,000 12,081,852
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,305,000 6,365,590
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 11,000,000 10,999,240

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... $ 26,500,000 $ 24,224,917
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 1,894,673
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 5,162,199
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 16,158,188
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 202,497
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 352,461
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 269,979
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 356,988
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 2,555,000 2,251,256
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 794,826
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,264,226
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/34 ... 2,000,000 2,091,912
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/36 ... 2,000,000 2,073,332
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 8,010,000 7,338,858
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/40 ... 6,225,000 5,636,139
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 10,300,000 9,171,039
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/42 ............. 6,000,000 5,911,103
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,657,108
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 184,227
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 220,442
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 468,725
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 830,844
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 770,774
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. 315,000 302,027
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. 350,000 328,688
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 434,295
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 475,348
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 5,413,637
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 17,000,000 16,125,059
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 10,350,335
Revenue, 200, Refunding, 5%, 4/15/57 ................................. 11,040,000 11,381,798
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 2,651,400
Revenue, 218, 4%, 11/01/47 ......................................... 2,500,000 2,286,249
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 5,080,498
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 11,479,468
Revenue, 234, Refunding, 5.5%, 8/01/52 ................................ 4,000,000 4,318,397
Revenue, Two Hundred And Seventeen, 4%, 11/01/41 ...................... 10,000,000 9,904,618
Revenue, Two Hundred And Seventeen, 5%, 11/01/44 ...................... 5,000,000 5,339,736
Revenue, Two Hundred Eleventh, Refunding, 5%, 9/01/48 ................... 36,730,000 38,470,220
Revenue, TWO HUNDRED FIFTH, Refunding, 5%, 5/15/57 .................. 13,000,000 13,451,315
Revenue, Two Hundred Fourteenth, 4%, 9/01/38 .......................... 7,110,000 6,906,814
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,111,240
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 2,700,857
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 6,781,041
Trustees of Union College, Revenue, 2022, Refunding, 5.25%, 7/01/52 ......... 700,000 752,000
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/34 ............... 125,000 133,314
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/35 ............... 585,000 620,302
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/36 ............... 100,000 105,599
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/37 ............... 120,000 126,217

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/38 ............... $ 125,000 $ 130,940
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/39 ............... 150,000 156,771
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/40 ............... 475,000 494,767
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/41 ............... 125,000 130,088
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 230,000 245,298
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... 245,000 259,785
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... 250,000 263,997
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 265,000 278,730
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... 225,000 235,693
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 200,000 209,028
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... 225,000 234,364
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 275,000 286,194
c
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/47 ........... 1,820,000 1,969,217
c
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/52 ........... 2,500,000 2,683,159
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 25,341,882
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,396,059
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 2,522,351
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. 2,250,000 2,379,956
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,242,022
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,301,804
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,176,752
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 932,691
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,355,998
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,300,433
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,221,717
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 3,843,426
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 5,000,000 5,007,234
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4%, 7/01/35 ................................. 735,000 706,348
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 713,068
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 2,970,855
Triborough Bridge & Tunnel Authority ,
Revenue, 2013 C, 5%, 11/15/38 ....................................... 5,000,000 5,044,332
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,147,352
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 3,000,000 3,172,546
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 6,020,690
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 13,531,489
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 22,473,346
Revenue, 2017 B, Refunding, 5%, 11/15/38 .............................. 8,055,000 8,518,287
Revenue, 2017 C-2, 5%, 11/15/42 ..................................... 18,190,000 19,125,392
Revenue, 2020 A, 5%, 11/15/54 ....................................... 10,000,000 10,532,128
Revenue, 2021 A, 5%, 11/15/51 ....................................... 10,000,000 10,615,603
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2021 A-1, Refunding, 5%, 5/15/51 .................................... 20,000,000 21,260,552
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn ., 11/15/36 ............................ 6,250,000 3,369,246
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn ., 11/15/39 ............................ 1,115,000 505,388
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 100,145
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 158,114
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 173,201
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 264,877
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 4,788,110

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp., (continued)
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/37 ...... $ 5,000,000 $ 5,277,899
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/39 ...... 2,500,000 2,620,410
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,359,521
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,007,966
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,249,131
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 10,542,675
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 21,750,000 23,236,580
Revenue, 2017, 5%, 12/15/39 ........................................ 5,750,000 6,213,236
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 10,763,378
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 9,115,318
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 4.25%, 1/01/45 2,925,000 2,493,436
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 5%, 1/01/51 ... 2,500,000 2,375,229
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,472,312
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,366,216
d
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 ......... 1,600,000 1,735,869
2,658,891,398
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,900,000 5,356,768
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 6,900,000 5,351,257
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 16,250,000 9,941,870
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,551,879
25,201,774
Texas 0.6%
d
City of Dallas , Housing Finance Corp. , Revenue, Senior Lien , 2022 A , 6% , 12/01/62 . 4,390,000 4,343,994
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,100,000 6,672,317
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,465,900
18,482,211
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 5,350,652
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 6,500,000 5,114,662
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 17,500,000 17,500,000
22,614,662
U.S. Territories 1.8%
Guam 0.2%
c
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5%, 10/01/28 .............................. 540,000 543,818
Revenue, 2023 A, Refunding, 5.25%, 10/01/29 ............................ 700,000 711,845
Revenue, 2023 A, Refunding, 5.25%, 10/01/31 ............................ 775,000 781,190
Revenue, 2023 A, Refunding, 5.375%, 10/01/33 ........................... 525,000 526,665
Revenue, 2023 A, Refunding, 5.25%, 10/01/36 ............................ 685,000 665,167

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 15.
c
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
c
Antonio B Won Pat International Airport Authority, (continued)
Revenue, 2023 A, Refunding, 5.375%, 10/01/40 ........................... $ 525,000 $ 507,492
Revenue, 2023 A, Refunding, 5.375%, 10/01/43 ........................... 1,250,000 1,202,517
4,938,694
Puerto Rico 1.6%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,048,934
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 145,000 143,932
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 200,000 198,344
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,005,000 996,562
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 22,313,000 20,387,486
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 26,245,000 24,901,537
47,676,795
Total U.S. Territories .................................................................... 52,615,489
Total Municipal Bonds (Cost $3,031,915,914) ...................................
2,880,948,631
Total Long Term Investments (Cost $3,036,815,914) .............................
2,885,848,631
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
New York 0.6%
e
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.95% , 1/01/34 6,600,000 6,600,000
e
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2014 AA-3 , SPA TD Bank NA , Daily VRDN and Put , 1% , 6/15/49 .............. 10,400,000 10,400,000
e
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1% , 8/01/42 ............ 1,600,000 1,600,000
18,600,000
Total Municipal Bonds (Cost $18,600,000) ......................................
18,600,000
Total Short Term Investments (Cost $18,600,000 ) ................................
18,600,000
a
Total Investments (Cost $3,055,415,914) 99.7% ..................................
$2,904,448,631
Other Assets, less Liabilities 0.3% .............................................
8,632,698
Net Assets 100.0% ...........................................................
$2,913,081,329
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $104,018,600, representing 3.6% of net assets.
c
Security purchased on a when-issued basis.
d
A portion or all of the security purchased on a delayed delivery basis.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of November 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 4,900,000 $ 4,900,000
Municipal Bonds ......................... — 2,880,948,631 — 2,880,948,631
Short Term Investments ................... — 18,600,000 — 18,600,000
Total Investments in Securities ........... $— $2,899,548,631 $4,900,000 $2,904,448,631
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.